10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 6) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Minimum Notional Income Tax Details 3Abstract
Profit (loss) before income tax	$ 8,447	$ 15,157	$ 1,870
Current tax rate	30.00%	35.00%	35.00%
Result at the tax rate	$ 2,534	$ 5,305	$ 655
Share of profit of joint ventures and associates	(125)	(4,403)	(99)
Non-taxable results	(740)	(2,235)	(1,545)
Non-deductible costs	18	322	0
Non-deductible provisions	0	201	260
Other	80	19	309
Gain (Loss) on monetary position	(434)	2,476	(863)
Effect of tax rate change in deferred tax	(983)	(746)	0
Minimum notional income tax credit	0	0	(307)
Difference in the estimate of previous fiscal year income tax and the income tax statement	165	(741)	27
Deferred tax not previously recognized	0	(1,183)	(40)
Deferred tax assets not recognized	143	0	0
Income tax expense (benefit)	$ 658	$ (985)	$ (1,603)